Organization and Summary of Significant Accounting Policies (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Other Income and Expenses [Abstract]
Foreign currency transaction gain	$ 1,128	$ 2,559	$ 3,075
Rabbi Trust gain (loss)	296	(41)	96
Unrealized gain (loss) on Mexican peso forward contracts	2,010	(889)
Realized loss on Mexican peso forward contracts	(1,650)	(1,196)
Other	523	235	310
Other income, net	$ 2,307	$ 668	$ 3,481